CONSOLIDATED FINANCIAL STATEMENT DETAILS - Employee benefits expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Salaries, short-term incentives, and other benefits	$ 710.6	$ 707.9
Share-based payments	19.5	30.7
Other	16.4	16.3
Total employee benefits expense	$ 746.5	$ 754.9